Barclays Bank PLC parent condensed balance sheet	6 Months Ended
Jun. 30, 2019
Barclays Bank PLC parent condensed balance sheet
Barclays Bank PLC parent condensed balance sheet

16. Barclays Bank PLC parent condensed balance sheet

	As at	As at
	30.06.19	31.12.18
Assets	£m	£m
Cash and balances at central banks	104,789	126,002
Cash collateral and settlement balances	87,509	66,196
Loans and advances at amortised cost	159,466	156,764
Reverse repurchase agreements and other similar secured lending	12,108	5,766
Trading portfolio assets	89,066	73,480
Financial assets at fair value through the income statement	180,560	179,365
Derivative financial instruments	243,388	221,247
Financial assets at fair value through other comprehensive income	54,659	43,706
Investment in associates and joint ventures	138	140
Investment in subsidiaries	16,310	14,958
Goodwill and intangible assets	117	123
Property, plant and equipment[1]	445	103
Current tax assets	1,782	1,439
Deferred tax assets	1,080	1,249
Retirement benefit schemes	1,850	1,748
Other assets	4,087	1,110
Total assets	957,354	893,396

Liabilities
Deposits at amortised cost	240,920	231,017
Cash collateral and settlement balances	77,817	56,358
Repurchase agreements and other similar secured borrowing	10,031	11,113
Debt securities in issue	28,384	26,391
Subordinated liabilities	36,137	35,085
Trading portfolio liabilities	50,940	46,626
Financial liabilities designated at fair value	220,597	216,966
Derivative financial instruments	238,992	221,590
Current tax liabilities	379	376
Deferred tax liabilities	332	-
Retirement benefit liabilities	115	124
Other liabilities[1]	4,723	3,295
Provisions	610	818
Total liabilities	909,977	849,759

Equity
Called up share capital and share premium	2,348	2,348
Other equity instruments	12,168	10,361
Other reserves	1,478	383
Retained earnings	31,383	30,545
Total equity	47,377	43,637

Total liabilities and equity	957,354	893,396

Barclays adopted the accounting standard IFRS 16 on 1 January 2019. The impact on adoption was an increase in property, plant and equipment of £0.3bn, an increase in liabilities of £0.3bn, with no material impact on retained earnings.

Following a decision to move all European Branch operations to Barclays Bank Ireland PLC, Barclays Bank PLC transferred its businesses in France, Italy, Netherlands, Portugal, Spain and Sweden in Q1 2019.

There was no impact on the consolidated financial statements of the Barclays Bank PLC Group. The most material impacts on the balance sheet of Barclays Bank PLC affect loans and advances at amortised cost of £7,043m, deposits at amortised cost of £3,455m, and repurchase agreements and other similar secured lending of £2,827m. The total net assets transferred to Barclays Bank Ireland PLC were £181m in exchange for 99.4m ordinary shares issued by Barclays Bank Ireland PLC. As a result, Barclays Bank PLC increased its investment in Barclays Bank Ireland PLC by £181m.

In addition to this, in March 2019, Barclays Bank PLC transferred to Barclays Bank Ireland PLC financial liabilities designated at fair value of £3,780m, in exchange for cash consideration.